Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.54%
Alabama–2.79%
Auburn University; Series 2015 A, Ref. RB	5.00%	06/01/2029	$ 1,000	$ 1,010,845
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	10	10,002
Black Belt Energy Gas District (The); Series 2024 A, RB(b)	5.25%	09/01/2032	1,585	1,701,624
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,260	12,250,176
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	4,992,552
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(b)(c)	4.00%	06/01/2024	16,480	16,480,000
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(e)	2.60%	07/01/2025	5,000	5,000,000
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	2,500	2,545,982
				43,991,181
Alaska–0.24%
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2028	1,250	1,266,064
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,000,485
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,460	1,448,329
				3,714,878
Arizona–2.72%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,075
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital);
Series 2014, Ref. RB(c)	5.00%	12/01/2027	100	100,564
Series 2014, Ref. RB(c)	5.00%	12/01/2030	2,710	2,725,280
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,564,953
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,116,307
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(f)	5.00%	09/01/2027	10,000	10,212,707
Glendale Municipal Property Corp.;
Series 2012 B, Ref. RB(b)(c)	5.00%	08/29/2024	570	571,437
Series 2012 B, Ref. RB(b)(c)	5.00%	08/29/2024	1,000	1,002,521
Series 2012 B, Ref. RB(b)(c)	5.00%	08/29/2024	3,550	3,558,950
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	10	10,003
Phoenix Civic Improvement Corp.;
Series 2014 A, RB(b)(c)	5.00%	07/01/2024	2,000	2,001,373
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,567,025
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,261,113
Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	745,718
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	80	79,910
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	185	176,695
Salt River Project Agricultural Improvement & Power District; Series 2015 A, Ref. RB	5.00%	12/01/2032	5,060	5,126,739
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,081
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,105
University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB	5.00%	08/01/2034	920	920,912
University of Arizona Board of Regents;
Series 2015 D, RB	5.00%	07/01/2030	1,450	1,470,533
Series 2016 C, RB	5.00%	07/01/2030	1,060	1,086,229
Series 2022 B, RB	5.00%	07/01/2038	1,300	1,430,063
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,000
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	670	663,866
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	185	184,544
				42,947,703
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–4.60%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	$ 1,265	$ 1,271,116
California (State of);
Series 2012, GO Bonds (INS - AGM)(a)	4.00%	09/01/2037	1,000	1,000,066
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,011
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,005
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	9,200	9,232,583
Series 2017, Ref. GO Bonds	5.00%	11/01/2029	3,695	3,881,342
Series 2019, Ref. GO Bonds(b)(c)	5.00%	07/01/2024	9,000	9,007,462
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,130,096
California (State of) County Tobacco Securitization Agency; Series 2007 B, RB	5.10%	06/01/2028	395	395,000
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,840,131
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,721,108
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,234
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	405,093
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,355,495
Series 2018 A, RB	5.00%	11/15/2032	1,230	1,297,478
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,861	3,711,313
Series 2023-1, RB	4.38%	09/20/2036	2,483	2,455,521
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(b)(f)	4.13%	10/01/2025	5,000	5,004,823
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,069
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(g)	0.00%	08/01/2027	695	608,886
Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,386
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,192
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,007
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,749
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	780,810
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,084
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	1,190	1,190,000
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(f)	5.00%	08/01/2034	2,470	2,470,631
Los Angeles Unified School District;
Series 2014 C, Ref. GO Bonds(b)(c)	5.00%	07/29/2024	2,750	2,754,610
Series 2014 C, Ref. GO Bonds(b)(c)	5.00%	07/29/2024	1,350	1,352,263
Series 2014 C, Ref. GO Bonds(b)(c)	5.00%	07/29/2024	3,240	3,245,432
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	3,600	3,808,649
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	980	978,124
Pasadena (City of), CA;
Series 2013 A, Ref. RB	5.00%	06/01/2030	320	320,235
Series 2015, Ref. COP	5.00%	02/01/2031	1,000	1,007,646
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,310,504
San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds(b)(c)	5.00%	08/20/2024	370	370,896
San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP(b)(c)	5.00%	08/20/2024	250	250,605
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,844,821
				72,624,476
Colorado–0.96%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,795,850
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	951,098
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2016, Ref. RB	5.00%	11/15/2028	1,310	1,347,204
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	$ 2,715	$ 2,786,239
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,031,358
Denver (City & County of), CO; Series 2016 A, Ref. RB	5.00%	11/15/2032	1,770	1,825,256
Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,093
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,804,331
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGM)(a)	5.00%	12/15/2031	1,500	1,553,213
				15,194,642
Connecticut–3.50%
Connecticut (State of);
Series 2014 E, GO Bonds	5.00%	09/01/2026	13,200	13,238,023
Series 2014 F, GO Bonds	5.00%	11/15/2033	1,940	1,947,130
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,359,926
Connecticut (State of) (Transportation Infrastructure); Series 2015 A, RB	5.00%	08/01/2028	3,000	3,038,033
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	125,097
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,000,134
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,265,123
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	225,143
Series 2014 A, RB	5.00%	07/01/2032	10,650	10,654,904
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2015 A, Ref. RB(b)	0.38%	07/12/2024	20,000	19,892,402
South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,531
				55,246,446
District of Columbia–0.96%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,251
Series 2012, RB	5.00%	12/01/2026	100	100,102
Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	715	715,000
Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,356,436
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,012,978
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,223,465
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,155,715
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,451,782
Series 2018, RB	5.00%	07/01/2043	3,750	3,828,558
				15,124,287
Florida–8.02%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,021,673
Broward (County of), FL;
Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,851,163
Series 2013 B, RB	5.00%	10/01/2026	260	260,035
Broward (County of), FL School Board;
Series 2015 B, Ref. COP	5.00%	07/01/2031	6,640	6,701,085
Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,215,748
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	225	205,461
Central Florida Expressway Authority;
Series 2016 B, Ref. RB	5.00%	07/01/2033	3,005	3,051,795
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,582,020
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,079,701
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(b)(c)	5.00%	12/01/2024	20,320	20,449,457
Florida (State of) Municipal Power Agency; Series 2015, RB	5.00%	10/01/2030	1,930	1,956,778
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,650	1,794,072
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,345	4,450,095
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,321,239
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Greater Orlando Aviation Authority;
Series 2016 B, RB(b)(c)	5.00%	10/01/2026	$ 210	$ 217,185
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,211,876
Hialeah (City of), FL; Series 2022, Ref. RB	5.00%	10/01/2035	2,170	2,321,721
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,358,903
Jacksonville Transportation Authority; Series 2015, RB	5.00%	08/01/2032	3,615	3,665,960
JEA Electric System; Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,537,834
JEA Water & Sewer System; Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,149,278
Lake (County of), FL School Board;
Series 2015 B, Ref. COP (INS - AGM)(a)	5.00%	06/01/2024	1,250	1,250,000
Series 2015 B, Ref. COP (INS - AGM)(a)	5.00%	06/01/2031	2,000	2,012,954
Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,867,561
Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,425,541
Series 2016, GO Bonds	5.00%	03/15/2030	1,320	1,348,372
Miami-Dade (County of), FL;
Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,286,103
Series 2014, RB	5.00%	10/01/2032	1,160	1,162,277
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,106,196
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2027	525	525,160
Series 2012 A, RB	5.00%	04/01/2028	1,500	1,500,518
Series 2015 A, Ref. RB	5.00%	04/01/2032	1,000	1,005,971
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,000,056
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,033,535
Miami-Dade (County of), FL Housing Finance Authority; Series 2023, RB(b)	3.55%	01/01/2026	6,750	6,630,907
Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(h)	4.05%	01/15/2028	8,200	8,204,594
Miami-Dade (County of), FL Transit System; Series 2015, Ref. RB	5.00%	07/01/2031	2,210	2,238,020
Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	750,425
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,011,805
Palm Beach County School District;
Series 2015 C, Ref. COP	5.00%	08/01/2032	1,000	1,012,504
Series 2015 D, Ref. COP	5.00%	08/01/2029	1,040	1,052,886
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,119
Series 2012, Ref. RB	5.00%	10/01/2025	165	165,951
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,375,533
Series 2021 B-2, RB	1.45%	01/01/2027	1,360	1,289,903
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	125	125,099
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(d)	5.50%	12/01/2026	6,000	5,877,172
Sunrise Lakes Phase 4 Recreation District; Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,004
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2029	1,715	1,720,709
				126,527,954
Georgia–3.43%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	3,000	2,971,704
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(b)	2.88%	08/19/2025	5,000	4,911,327
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	20	20,007
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,192,931
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	735	705,174
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,611,916
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority (Project One);
Series 2015 A, Ref. RB	5.00%	01/01/2031	$ 1,820	$ 1,828,093
Series 2015 A, Ref. RB	5.00%	01/01/2032	2,030	2,039,064
Series 2015 A, Ref. RB	5.00%	01/01/2034	1,900	1,907,358
Main Street Natural Gas, Inc.;
Series 2019 B, RB(b)	4.00%	12/02/2024	12,225	12,221,056
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,002,629
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,111,124
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,090,243
Series 2022 C, RB(d)	4.00%	11/01/2024	1,800	1,791,981
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	1,000	982,897
Series 2024 B, RB(b)	5.00%	03/01/2032	6,400	6,791,306
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	20	20,006
				54,198,816
Hawaii–0.53%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,883,642
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,975,351
Honolulu (City & County of), HI; Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,160,667
Honolulu (City & County of), HI Board of Water Supply; Series 2014 A, Ref. RB(b)(c)	5.00%	07/01/2024	1,335	1,336,075
				8,355,735
Idaho–0.12%
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,695	1,839,474
Illinois–4.20%
Chicago (City of), IL; Series 2008 C, Ref. RB	5.00%	01/01/2031	2,500	2,512,028
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2027	1,350	1,357,872
Series 2015 B, Ref. RB	5.00%	01/01/2031	1,510	1,518,174
Series 2015 B, Ref. RB	5.00%	01/01/2033	1,120	1,125,943
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,041,569
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,180
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,196
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	63,843
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	3,100	3,183,999
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	2,750	2,829,056
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,037,633
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,032,069
Series 2017 D, GO Bonds	5.00%	11/01/2025	3,275	3,328,390
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	3,015,637
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	560,546
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,042,573
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2013, RB	5.00%	06/01/2024	1,220	1,220,000
Series 2014, Ref. RB	5.00%	08/01/2025	1,505	1,507,651
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $450,987)(i)	5.00%	11/01/2025	440	434,864
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $477,890)(i)	5.00%	11/01/2026	460	450,595
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	434,443
Series 2017, Ref. RB	5.00%	08/01/2028	500	511,514
Series 2017, Ref. RB	5.00%	08/01/2029	325	332,727
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds); Series 2016, RB	5.00%	07/01/2031	4,815	4,913,207
Illinois (State of) Finance Authority (The University of Chicago); Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,033
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	$ 9,500	$ 9,841,778
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	10	10,007
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB (CEP - Federal Housing Administration)(b)	5.00%	02/01/2026	4,570	4,615,466
Illinois (State of) Regional Transportation Authority; Series 2014 A, RB(b)(c)	5.00%	06/01/2024	700	700,000
Illinois (State of) Toll Highway Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2031	7,115	7,215,075
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,021,533
Series 2016 B, RB	5.00%	01/01/2032	1,000	1,017,530
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,005,923
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,340,318
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,005
University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,021,303
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,008
				66,348,688
Indiana–0.48%
Indiana (State of) Finance Authority; Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,311,598
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,757,604
Indiana (State of) Municipal Power Agency; Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,013,188
Indianapolis Local Public Improvement Bond Bank; Series 2015, Ref. RB(f)	5.00%	01/01/2030	3,250	3,263,187
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	205	199,833
				7,545,410
Iowa–1.59%
Ames (City of), IA; Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,503,837
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	814,329
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,423,218
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,686,815
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	950	924,622
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	13,500	13,741,014
				25,093,835
Kansas–0.74%
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,957,849
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,804,286
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,027,556
Valley Center (City of), KS; Series 2023-1, GO Notes	4.38%	12/01/2025	4,820	4,820,437
				11,610,128
Kentucky–2.22%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,018
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund); Series 2014, Ref. RN	5.00%	09/01/2026	1,515	1,519,066
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(j)	4.76%	02/01/2025	2,310	2,310,761
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,642,995
Series 2015 A, RB	5.00%	07/01/2028	1,000	1,004,614
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2024	1,000	1,000,000
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,020,787
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(b)	4.00%	06/01/2025	$ 5,000	$ 4,997,304
Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(j)	4.77%	06/01/2025	10,000	9,995,467
Series 2024 A, RB(b)	5.00%	07/01/2030	3,120	3,261,671
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,755,023
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,877,110
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,698,591
				35,108,407
Louisiana–0.37%
Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(j)	4.24%	05/01/2026	3,115	3,058,192
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2036	1,250	1,302,125
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2037	1,440	1,496,203
				5,856,520
Maine–0.17%
Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,671,001
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,013,527
				2,684,528
Maryland–0.90%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,064,691
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,436
Series 2017 A, RB	5.00%	05/15/2042	1,875	1,909,710
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	9,030	9,093,352
				14,268,189
Massachusetts–0.19%
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	680,568
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	4.26%	11/15/2032	2,405	2,315,588
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,007
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,006
Worcester (City of), MA; Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,004
				3,046,173
Michigan–3.93%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	130	129,222
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%), (INS - AGM)(a)(j)	4.33%	07/01/2032	7,825	7,465,602
Farmington Public School District; Series 2015, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/01/2030	1,385	1,397,502
Michigan (State of) Building Authority; Series 2016 I, Ref. RB	5.00%	10/15/2032	1,250	1,283,294
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	1,565	1,583,433
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(a)	5.00%	07/01/2030	1,500	1,501,434
Series 2014 C-3, RB (INS - AGM)(a)	5.00%	07/01/2033	3,000	3,001,988
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	2,000	2,001,310
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	3,890	3,892,516
Series 2014, RB (INS - AGM)(a)	5.00%	07/01/2029	1,500	1,501,410
Series 2014, Ref. RB	5.00%	07/01/2032	2,550	2,551,649
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(b)(c)	5.00%	05/15/2025	1,620	1,638,977
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,279,914
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,122,702
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group);
Series 1999 B-4, RB	5.00%	11/15/2031	$ 2,325	$ 2,362,766
Series 1999, RB	5.00%	11/15/2027	2,105	2,136,891
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	1,790	1,731,812
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	4,000	4,292,255
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	181,782
Rib Floater Trust; Series 2022-047, VRD RB(d)(e)	2.56%	12/01/2045	10,000	10,000,000
Utica Community Schools; Series 2016, Ref. GO Bonds	5.00%	05/01/2031	1,990	2,036,997
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2029	1,700	1,725,957
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2026	175	176,041
Series 2015 A, Ref. RB	5.00%	11/15/2030	125	125,504
Series 2018 A, RB	5.00%	11/15/2038	2,220	2,243,217
Western Michigan University; Series 2015 A, Ref. RB	5.00%	11/15/2029	1,700	1,717,598
				62,081,773
Minnesota–0.70%
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	14,801
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,452,697
Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	999,969
Mounds View (City of), MN (Sherman Forbes); Series 2023 A, RB(b)	4.05%	11/01/2024	1,000	997,156
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,002
Northern Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.00%	07/01/2024	340	340,261
Series 2013 A, RB(b)(c)	5.00%	07/01/2024	460	460,352
St. Paul (City of), MN;
Series 2014 G, RB	5.00%	11/01/2031	2,400	2,410,050
Series 2014 G, RB	5.00%	11/01/2032	2,250	2,257,312
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group); Series 2015 A, Ref. RB	5.00%	07/01/2032	1,895	1,907,024
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(b)(c)	4.50%	07/01/2026	175	175,947
				11,025,571
Mississippi–0.00%
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	24,960
Missouri–1.55%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,325,697
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,875,393
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,084,545
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	100	97,369
Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,541,648
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,000	957,444
Missouri (State of) Health & Educational Facilities Authority (BJC Health System); Series 2014, RB	5.00%	01/01/2030	1,000	1,001,509
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,555,647
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,242,661
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,605	2,732,281
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,627,946
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,641
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(g)	0.00%	06/01/2025	60	56,985
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	$ 2,255	$ 2,289,814
				24,438,580
Nebraska–1.18%
Central Plains Energy Project;
Series 2019, Ref. RB	4.00%	08/01/2024	1,000	999,809
Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,384,205
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,020,287
Omaha School District; Series 2016, GO Bonds	5.00%	12/15/2030	3,295	3,399,778
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2030	1,380	1,388,488
Series 2015, Ref. RB	5.00%	01/01/2031	2,115	2,128,010
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,250	3,320,738
Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,046,057
				18,687,372
Nevada–1.74%
Clark (County of), NV; Series 2016 B, Ref. GO Bonds	5.00%	11/01/2029	2,150	2,225,549
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB(b)(c)	5.00%	07/01/2024	1,200	1,200,919
Series 2014 A-2, Ref. RB(b)(c)	5.00%	07/01/2024	6,050	6,054,632
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,026,802
Clark County School District; Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,784,874
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,871,497
Truckee Meadows Water Authority;
Series 2016, Ref. RB	5.00%	07/01/2031	2,775	2,847,021
Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,051,504
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,477,496
Series 2016, Ref. RB(b)(f)	4.13%	10/01/2029	5,000	4,961,043
				27,501,337
New Hampshire–0.81%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,309	4,924,771
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,086,799
New Hampshire (State of) Housing Finance Authority; Series 2024-1A, RB	4.25%	07/20/2041	3,953	3,796,334
				12,807,904
New Jersey–5.09%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,057,551
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2024, RN	4.00%	02/27/2025	2,500	2,501,655
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(c)	5.25%	07/01/2025	820	834,143
Series 2005 N-1, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	7,190	7,216,066
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,106
New Jersey (State of) Educational Facilities Authority (Montclair University);
Series 2014, RB	5.00%	06/15/2026	1,000	1,000,820
Series 2016 B, Ref. RB	5.00%	07/01/2027	1,000	1,024,884
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	843,954
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,211,381
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2013, RB(b)(c)	5.25%	08/13/2024	3,355	3,363,440
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,036,760
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,805	2,858,250
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	$ 1,140	$ 1,166,069
Series 2018 A, Ref. RN	5.00%	06/15/2024	2,500	2,500,516
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,114,068
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,654,884
Series 2014 A, RB	5.00%	01/01/2033	15,350	15,357,181
Series 2015 E, RB(c)	5.00%	01/01/2032	2,060	2,072,092
Series 2015 E, RB(c)	5.00%	01/01/2034	7,360	7,403,203
				80,347,023
New Mexico–1.07%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,653,855
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,287,753
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,749,557
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	2,997,277
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	3,700	3,676,688
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2028	450	455,891
Series 2023 A-2, RB	5.00%	06/01/2033	800	810,168
New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(b)	5.00%	09/01/2025	3,000	3,018,987
Saltillo Public Improvement District; Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	160,583
				16,810,759
New York–10.10%
Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	115,578
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	534,429
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	145,763
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,517,591
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	625,178
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	175,880
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,100,694
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,500,418
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,479	2,430,881
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2027	2,700	2,707,481
One Hundred Ninety Third Series 2015, Ref. RB(f)	5.00%	10/15/2032	2,380	2,402,111
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,485
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,216
Series 2014, Ref. RB(f)	5.00%	10/15/2032	2,465	2,470,998
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	2.75%	04/01/2042	12,885	12,885,000
Subseries 2017 B-5, VRD GO Bonds(e)	0.02%	10/01/2046	10,940	10,940,000
New York (City of), NY Transitional Finance Authority; Series 2015 S-2, RB	5.00%	07/15/2030	3,000	3,035,770
New York (State of) Dormitory Authority;
Series 2014 A, RB(b)(c)	5.00%	06/14/2024	1,640	1,640,504
Series 2014 E, Ref. RB	5.00%	02/15/2031	2,445	2,461,276
Series 2015 A, Ref. RB	5.00%	03/15/2031	1,860	1,873,844
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,518,607
Series 2015 B, RB	5.00%	03/15/2032	5,370	5,432,797
Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,061,267
Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,463,264
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency;
Series 2023 E-2, RB(b)	3.80%	05/01/2027	$ 4,000	$ 3,948,508
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,331,184
Series 2024, RB(b)	3.45%	11/01/2029	7,200	6,896,164
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2020 I-2, RB(b)	0.70%	05/01/2025	5,000	4,804,054
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	980	940,472
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,845	12,526,340
New York State Urban Development Corp.; Series 2015 A, Ref. RB	5.00%	03/15/2032	4,235	4,289,823
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	9,075	9,546,663
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	8,830	8,832,838
Series 2016, Ref. RB(f)	5.00%	08/01/2031	20,070	20,072,047
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	694,531
Rib Floater Trust; Series 2022-003, VRD Revenue Ctfs.(d)(e)	3.71%	11/01/2041	10,000	10,000,000
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	3,660	3,580,195
				159,452,851
North Carolina–0.73%
Buncombe (County of), NC; Series 2014 A, RB(b)(c)	5.00%	06/01/2024	1,135	1,135,000
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(b)	0.80%	10/31/2025	5,000	4,794,642
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	229,450
North Carolina (State of) Municipal Power Agency No. 1; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,637,862
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	1,645	1,676,648
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,038,965
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,005
				11,522,572
North Dakota–0.52%
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	8,320	8,201,571
Ohio–2.23%
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,044,796
Columbus (City of), OH; Series 2018 A, GO Bonds	5.00%	04/01/2030	5,335	5,711,112
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,429,019
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	425	425,446
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(f)	5.00%	12/01/2026	1,335	1,335,165
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,463,436
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,530,260
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,007
Series 2014, RB	5.00%	02/01/2028	465	465,029
Series 2014, RB	5.00%	02/01/2029	425	425,045
Kent State University; Series 2016, Ref. RB	5.00%	05/01/2029	1,245	1,277,414
Martins Ferry (City of), OH; Series 2023, GO Notes	5.00%	12/18/2024	1,750	1,754,963
Ohio (State of);
Series 2015 A, RB	5.00%	04/01/2028	1,375	1,390,074
Series 2017 A, GO Bonds	5.00%	05/01/2028	2,330	2,360,009
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,098,005
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	490	490,021
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	5	5,002
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,505,308
				35,175,111
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.91%
Grand River Dam Authority;
Series 2014 A, RB	5.00%	06/01/2031	$ 750	$ 750,164
Series 2023, RB	5.00%	06/01/2037	1,800	2,003,526
Oklahoma (State of) Capitol Improvement Authority;
Series 2014 A, Ref. RB(b)(c)	5.00%	07/01/2024	1,500	1,501,148
Series 2014 A, Ref. RB(b)(c)	5.00%	07/01/2024	1,000	1,000,766
Series 2014 A, Ref. RB(b)(c)	5.00%	07/01/2024	4,180	4,183,201
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,408,925
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	815	813,025
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,000,568
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,038
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,037
				14,411,398
Oregon–0.73%
Clackamas & Washington Counties School District No. 3; Series 2015, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	1,250	1,267,244
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds); Series 2021 B, Ref. RB	1.20%	06/01/2028	1,060	940,209
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(e)	2.25%	06/01/2039	600	600,000
Oregon (State of) (Article XI-Q State); Series 2016, Ref. GO Bonds	5.00%	05/01/2032	2,885	2,963,876
Oregon (State of) Lottery; Series 2015 D, Ref. RB	5.00%	04/01/2028	1,525	1,540,349
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,412,428
Umatilla County School District No. 16R Pendleton; Series 2014 A, GO Bonds (CEP - Oregon School Bond Guaranty)(b)(c)	5.00%	06/15/2024	1,110	1,110,388
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)(b)(c)	5.00%	06/15/2024	1,700	1,700,593
				11,535,087
Pennsylvania–3.02%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	325	322,624
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,932,131
Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(a)	5.00%	12/01/2028	145	145,077
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,095,678
Coatesville Area School District Building Authority; Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	425,299
Dallastown Area School District; Series 2017, Ref. GO Notes	5.00%	04/15/2026	1,000	1,009,687
Downingtown Area School District; Series 2018 C, GO Bonds	5.00%	08/01/2031	1,475	1,515,008
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,162,032
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023,Ref RB(b)	4.10%	04/03/2028	3,000	3,034,902
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2016 AT-1, RB	5.00%	06/15/2031	2,320	2,367,979
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	4.25%	09/01/2045	10,095	10,095,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,614,336
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.00%	12/01/2031	1,000	1,004,437
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,309,041
Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	800	821,941
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,347,238
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,431,816
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	2,000	2,002,906
Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(j)	4.54%	12/01/2024	15	14,987
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	$ 1,025	$ 1,009,106
				47,661,225
Puerto Rico–0.42%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	121	121,937
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	99,879
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,882,259
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,494,591
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	500,011
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	500,006
				6,598,683
Rhode Island–0.53%
Rhode Island Health & Educational Building Corp.; Series 2017 G, RB (INS - AGM)(a)	5.00%	05/15/2039	2,520	2,590,701
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,155,050
Series 2015 B, Ref. RB	4.50%	06/01/2045	4,740	4,645,333
				8,391,084
South Carolina–1.60%
Charleston Educational Excellence Finance Corp. (Charleston County School); Series 2014, Ref. RB	5.00%	12/01/2031	2,500	2,509,268
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,576
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,081,826
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2030	1,190	1,200,239
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(e)	4.41%	05/01/2048	9,820	9,820,000
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,917,974
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2032	5,000	5,104,019
				25,253,902
Tennessee–2.11%
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(f)	5.00%	07/01/2033	1,550	1,562,612
Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,056
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	1,835	1,846,856
Series 2018, RB(b)	4.00%	11/01/2025	14,060	14,050,872
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,662,677
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,730	3,819,700
Williamson (County of), TX Industrial Development Board; Series 2023, RB(b)	5.00%	05/01/2027	4,125	4,191,803
				33,254,576
Texas–10.72%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	590,051
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(b)(d)	4.50%	06/15/2026	1,100	1,099,498
Austin (City of), TX; Series 2015 A, Ref. RB	5.00%	11/15/2029	5,000	5,098,153
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,570	2,592,523
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(f)	3.63%	07/01/2026	4,000	3,764,915
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,004,489
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of), TX;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/15/2029	$ 1,065	$ 1,066,651
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,835	3,896,005
Series 2015, GO Bonds	5.00%	02/15/2030	1,055	1,061,606
Series 2015, GO Bonds	5.00%	02/15/2032	5,035	5,061,114
Series 2017, RB	5.00%	10/01/2031	1,745	1,826,303
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,643
Dallas (County of), TX; Series 2016, Ctfs. of Obligation	5.00%	08/15/2029	4,605	4,729,954
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,356,760
Series 2017, RB	5.00%	12/01/2035	3,240	3,311,185
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,026,058
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	675,323
Fort Bend Independent School District (2023 Remarketing); Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.65%	08/01/2024	5,000	4,993,047
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,500	1,536,961
Godley Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,090	1,098,459
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,122,848
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	674,357
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,854,301
Gulf Coast Authority (Bayport Area System); Series 2015, RB (INS - AGM)(a)	5.00%	10/01/2031	1,410	1,427,500
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	620,109
Harris (County of), TX; Series 2014 A, Ref. GO Bonds	5.00%	10/01/2031	2,035	2,041,508
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,614,604
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,841,400
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	9,595	9,536,378
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(d)	5.50%	08/15/2024	6,020	6,028,810
Lamar Consolidated Independent School District;
Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,000	1,009,765
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,027,483
Leander (City of), TX; Series 2015, Ctfs. of Obigations(b)(c)	5.00%	08/15/2024	1,020	1,022,038
Leander Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,027,026
Lewisville Independent School District; Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	1,000	1,013,038
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	1,000	994,111
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,014
North East Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	2,355	2,392,941
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,136
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2032	14,200	14,269,725
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,310	1,312,877
Series 2016 A, Ref. RB	5.00%	01/01/2031	1,000	1,018,036
Series 2017 A, RB	5.00%	01/01/2025	55	55,178
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,012
Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,153
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,384,293
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,926,928
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,759,356
Rankin Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	2,125	2,126,274
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	30	29,911
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2015, RB(f)	5.00%	07/01/2030	$ 1,235	$ 1,244,970
Series 2015, RB(f)	5.00%	07/01/2031	1,300	1,310,636
Series 2019 C, RB(b)	1.75%	12/01/2024	10,000	9,854,715
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,662,614
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	1,055	1,065,483
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB	5.00%	11/15/2032	1,020	1,036,557
Texas (State of); Series 2014 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,004,688
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2031	3,000	3,006,791
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,915,547
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	10,155	10,435,040
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	3.91%	09/15/2027	10,920	10,708,416
Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	500,460
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	47,085
				169,172,810
Utah–0.13%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2038	2,040	2,062,595
Virginia–0.75%
Virginia (Commonwealth of) Housing Development Authority; Series 2023 E-2, RB(b)	3.90%	07/01/2025	10,000	9,960,263
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,918,063
				11,878,326
Washington–3.92%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,230	1,234,433
Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB(b)(c)	5.00%	08/15/2024	2,000	2,004,198
Series 2014, Ref. RB(b)(c)	5.00%	08/15/2024	1,000	1,002,099
Energy Northwest (No. 1); Series 2014 C, Ref. RB(b)(c)	5.00%	08/15/2024	3,000	3,006,297
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,000
King County School District No. 411 Issaquah; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	1,035	1,068,244
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,016,385
Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,850,013
Series 2015 B, Ref. RB	5.00%	03/01/2029	1,115	1,117,897
Series 2015 B, Ref. RB	5.00%	03/01/2030	2,000	2,005,197
Series 2017 C, RB(f)	5.00%	05/01/2025	275	277,350
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,440,704
University of Washington; Series 2015 B, Ref. RB	5.00%	06/01/2031	1,010	1,021,447
Washington (State of);
Series 2014 B, Ref. GO Bonds	5.00%	07/01/2026	11,980	11,991,831
Series 2015 A-1, GO Bonds	5.00%	08/01/2029	10,000	10,154,259
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,237,937
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,140	1,162,023
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	5.00%	06/01/2032	2,920	2,935,034
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 B, Ref. RB	5.00%	08/15/2031	2,505	2,519,981
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	$ 125	$ 125,039
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,548,663
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,419,441
Series 2012 A, RB	5.00%	10/01/2028	165	165,398
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,557,112
				61,870,982
West Virginia–0.07%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	1,100	1,136,672
Wisconsin–3.25%
Central Brown County Water Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2026	1,000	1,003,006
Series 2014 A, Ref. RB	5.00%	11/01/2028	2,985	2,995,552
Series 2014 A, Ref. RB	5.00%	11/01/2029	2,160	2,166,404
Series 2014 A, Ref. RB	5.00%	11/01/2030	2,500	2,508,532
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(b)	5.00%	01/29/2025	10,000	10,072,976
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,368,166
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,172
Series 2013, RB	5.00%	08/15/2027	800	801,331
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(d)	5.00%	08/01/2027	5,000	5,063,770
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,804,940
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,225,995
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	170,336
Series 2015, Ref. RB	5.00%	08/15/2031	1,815	1,818,433
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	125,585
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	981,301
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,476,545
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	4,400	4,291,736
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,406,446
Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,712,138
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	860	863,061
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,309,499
WPPI Energy;
Series 2014 A, Ref. RB(b)(c)	5.00%	07/02/2024	100	100,079
Series 2014 A, Ref. RB(b)(c)	5.00%	07/02/2024	1,000	1,000,793
				51,366,796
Total Municipal Obligations (Cost $1,527,324,916)					1,523,998,990
			Shares
MuniFund Preferred Shares–1.00%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(d)(e)			5,750,000	5,750,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(d)(e)			10,000,000	10,000,000
Total MuniFund Preferred Shares (Cost $15,750,000)					15,750,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility (Cost $75,000)(d)	15.00%	07/01/2025	$ 75	$ 76,666
TOTAL INVESTMENTS IN SECURITIES(k)–97.55% (Cost $1,543,149,916)				1,539,825,656
OTHER ASSETS LESS LIABILITIES–2.45%				38,719,842
NET ASSETS–100.00%				$1,578,545,498
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $66,791,643, which represented 4.23% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at May 31, 2024 was $885,459, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,523,998,990	$—	$1,523,998,990
MuniFund Preferred Shares	—	15,750,000	—	15,750,000
U.S. Dollar Denominated Bonds & Notes	—	76,666	—	76,666
Total Investments in Securities	—	1,539,825,656	—	1,539,825,656
Other Investments - Assets
Investments Matured	—	7,695	360,000	367,695
Total Investments	$—	$1,539,833,351	$360,000	$1,540,193,351
Invesco Short Term Municipal Fund